Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurement
3.
FAIR VALUE MEASUREMENT

Assets measured at fair value on a recurring basis or disclosed at fair value

	Fair Value Measurement or Disclosure at December 31, 2025 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
	RMB	RMB	RMB	RMB	US$
	(in thousands)
Cash equivalents
Time deposits	—	—	—	—	—
Short-term investments
Time deposits	—	12,838,137	—	12,838,137	1,835,829
Adjustable-rate financial products	—	4,264,781	—	4,264,781	609,856
Equity investments with readily determinable fair value	8,093	—	—	8,093	1,157
Other long-term investments
Adjustable-rate financial products	—	2,124,783	—	2,124,783	303,840
	8,093	19,227,701	—	19,235,794	2,750,682

	Fair Value Measurement or Disclosure at December 31, 2024 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
	RMB	RMB	RMB	RMB
	(in thousands)
Cash equivalents
Time deposits	—	7,188	—	7,188
Short-term investments
Time deposits	—	15,196,867	—	15,196,867
Adjustable-rate financial products	—	6,471,968	—	6,471,968
Equity investments with readily determinable fair value	5,479	—	—	5,479
	5,479	21,676,023	—	21,681,502

Other financial instruments

Financial assets other than disclosed above, including accounts receivable, amounts due from related parties, prepaid expenses and other current assets excluding prepayments and staff advances, and other non-current assets excluding operating lease right-of-use assets, are not measured at fair value in the consolidated balance sheets, and the carrying values excluding other non-current assets approximated fair value due to their short-term maturity. Financial liabilities, including accrued expense and other payables, and amounts due to related parties, are also not measured at fair value in the consolidated balance sheets, and the carrying values approximated fair value due to their short-term maturity.

Assets and liabilities measured at fair value on a non-recurring basis

The Company measures certain assets, including long-term equity investments, goodwill and intangible assets, at fair value on a non-recurring basis when they are deemed to be impaired (Level 3). The fair values of these assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.